UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMERCIAL PAPER (27.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.190	6/11/15		$6,000,000	$5,998,838

ABN AMRO Funding USA, LLC	0.190	6/8/15		13,000,000	12,997,719

American Honda Finance Corp.	0.130	5/22/15		28,750,000	28,748,050

American Honda Finance Corp.	0.110	5/20/15		8,950,000	8,949,453

Apple, Inc.	0.100	7/13/15		9,000,000	8,996,873

Apple, Inc.	0.090	6/22/15		29,000,000	28,993,553

Bank of New York Mellon Corp. (The) 144A	0.080	5/1/15		38,000,000	37,999,894

BPCE SA 144A (France)	0.120	5/1/15		19,250,000	19,249,979

Chevron Corp.	0.120	6/9/15		25,000,000	24,996,306

Chevron Corp.	0.110	5/27/15		15,000,000	14,998,684

Coca-Cola Co. (The)	0.160	6/9/15		12,000,000	11,998,840

Coca-Cola Co. (The)	0.140	5/26/15		4,000,000	3,999,769

Coca-Cola Co. (The)	0.120	7/22/15		22,000,000	21,993,508

Commonwealth Bank of Australia (Australia)	0.160	6/30/15		25,000,000	24,994,027

Commonwealth Bank of Australia (Australia)	0.150	6/5/15		14,000,000	13,998,418

Credit Agricole Corporate and Investment Bank/New York (France)	0.150	5/1/15		14,000,000	13,999,953

DnB Bank ASA (Norway)	0.220	7/13/15		16,500,000	16,494,302

DnB Bank ASA (Norway)	0.205	5/27/15		4,000,000	3,999,646

DnB Bank ASA (Norway)	0.180	7/9/15		13,000,000	12,995,956

DnB Bank ASA (Norway)	0.150	6/1/15		4,500,000	4,499,516

Export Development Canada (Canada)	0.135	5/4/15		33,700,000	33,699,813

Export Development Canada (Canada)	0.124	7/2/15		40,000,000	39,993,630

General Electric Capital Corp.	0.140	7/9/15		37,000,000	36,991,367

HSBC Bank PLC 144A (United Kingdom)	0.266	10/2/15		14,000,000	13,998,852

HSBC USA, Inc. (United Kingdom)	0.200	7/29/15		25,000,000	24,983,563

National Australia Bank, Ltd. (Australia)	0.140	7/13/15		38,000,000	37,987,580

National Bank of Canada 144A (Canada)	0.210	7/23/15		37,000,000	36,976,172

Nestle Capital Corp.	0.140	7/8/15		4,000,000	3,998,835

Nestle Capital Corp.	0.090	5/12/15		19,000,000	18,999,063

Nestle Finance International, Ltd. (Switzerland)	0.130	6/15/15		16,000,000	15,996,933

Nordea Bank AB (Sweden)	0.180	7/1/15		36,500,000	36,487,679

Proctor & Gamble Co. (The)	0.110	5/15/15		42,000,000	41,999,125

Prudential PLC (United Kingdom)	0.230	7/20/15		18,500,000	18,492,757

Prudential PLC 144A (United Kingdom)	0.140	5/18/15		18,350,000	18,349,037

Roche Holdings, Inc. (Switzerland)	0.125	6/1/15		28,000,000	27,996,939

Roche Holdings, Inc. (Switzerland)	0.110	5/20/15		9,000,000	8,999,460

Roche Holdings, Inc. (Switzerland)	0.100	5/11/15		5,000,000	4,999,847

Simon Property Group LP	0.160	7/1/15		1,000,000	999,671

Simon Property Group LP	0.160	6/10/15		3,000,000	2,999,436

Simon Property Group LP	0.150	7/15/15		17,000,000	16,992,786

Simon Property Group LP	0.150	7/8/15		16,500,000	16,493,801

Skandinaviska Enskilda Banken AB (Sweden)	0.240	7/6/15		20,000,000	19,993,709

Societe Generale SA (France)	0.180	5/1/15		19,000,000	18,999,962

State Street Corp.	0.200	5/5/15		24,000,000	23,999,567

State Street Corp.	0.180	6/1/15		16,275,000	16,272,787

Sumitomo Mitsui Banking Corp. (Japan)	0.240	7/13/15		19,000,000	18,990,900

Svenska Handelsbanken AB (Sweden)	0.175	5/20/15		42,000,000	41,996,454

Swedbank AB (Sweden)	0.200	5/26/15		40,000,000	39,996,273

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.180	6/8/15		30,000,000	29,996,165

Toyota Motor Credit Corp.	0.170	5/8/15		42,000,000	41,999,160

Total commercial paper (cost $1,031,588,383)					$1,031,584,607

REPURCHASE AGREEMENTS (25.8%)(a)
				Principal amount	Value

Interest in $114,500,000 joint tri-party repurchase agreement dated 4/30/15 with Bank of Nova Scotia due 5/1/15 - maturity value of $50,000,139 for an effective yield of 0.100% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.125% to 3.625% and due dates ranging from 3/31/20 to 4/15/28, valued at $116,790,376)				$50,000,000	$50,000,000

Interest in $307,490,000 joint tri-party repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc. due 5/1/15 - maturity value of $121,531,439 for an effective yield of 0.130% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.000% to 2.125% and due dates ranging from 6/30/19 to 1/31/21, valued at $313,639,824)				121,531,000	121,531,000

Interest in $305,589,000 joint tri-party repurchase agreement dated 4/30/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/1/15 - maturity value of $119,639,366 for an effective yield of 0.110% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 4/1/45, valued at $311,700,781)				119,639,000	119,639,000

Interest in $235,400,000 joint tri-party term repurchase agreement dated 4/30/15 with Barclays Capital, Inc. due 5/7/15 - maturity value of $146,802,284 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 5.938% and due dates ranging from 5/1/23 to 5/1/45, valued at $240,108,000)				146,800,000	146,800,000

Interest in $235,400,000 joint tri-party term repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc. due 5/7/15 - maturity value of $146,802,569 for an effective yield of 0.090% (collateralized by a U.S. Treasury note with a coupon rate of 2.625% and a due date of 11/15/20, valued at $240,108,038)				146,800,000	146,800,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 4/27/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/4/15 - maturity value of $63,000,858 for an effective yield of 0.070% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 4/1/45, valued at $102,000,000)				63,000,000	63,000,000

Interest in $100,000,000 tri-party repurchase agreement dated 4/30/15 with Barclays Capital, Inc. due 5/1/15 - maturity value of $100,000,250 for an effective yield of 0.090% (collateralized by a U.S. Treasury bond with a coupon rate of 3.875% and a due date of 4/15/29, valued at $102,000,042)				100,000,000	100,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 4/30/15 with Credit Suisse Securities (USA), LLC due 5/1/15 - maturity value of $50,000,139 for an effective yield of 0.10% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.375% to 4.500% and due dates ranging from 10/31/16 to 8/15/39, valued at $51,006,591)				50,000,000	50,000,000

Interest in $74,000,000 tri-party repurchase agreement dated 4/30/15 with Goldman, Sachs & Co. due 5/1/15 - maturity value of $74,000,206 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 4/1/27 to 4/1/45, valued at $75,480,001)				74,000,000	74,000,000

Interest in $37,630,000 tri-party term repurchase agreement dated 3/23/15 with BNP Paribas US due 6/23/15 - maturity value of $37,655,965 for an effective yield of 0.27% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.875% to 9.875% and due dates ranging from 6/5/15 to 8/15/45, valued at $39,511,500)(IR)				37,630,000	37,633,644

Interest in $50,000,000 tri-party term repurchase agreement dated 4/30/15 with J.P. Morgan Securities, Inc. due 5/7/15 - maturity value of $50,000,875 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 11.000% and due dates ranging from 6/1/15 to 1/4/50, valued at $51,004,161)				50,000,000	50,000,000

Total repurchase agreements (cost $959,400,000)					$959,403,644

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.080	5/20/15		$3,955,000	$3,954,937

Federal Home Loan Banks unsec. discount notes	0.145	5/19/15		3,797,000	3,796,943

Federal Home Loan Banks unsec. discount notes	0.135	6/3/15		12,500,000	12,499,463

Federal Home Loan Banks unsec. discount notes	0.125	5/29/15		17,500,000	17,499,598

Federal Home Loan Banks unsec. discount notes	0.125	5/27/15		18,000,000	17,999,604

Federal Home Loan Banks unsec. discount notes	0.110	5/18/15		9,100,000	9,099,873

Federal Home Loan Banks unsec. discount notes	0.095	5/1/15		63,000,000	63,000,000

Federal Home Loan Banks unsec. discount notes	0.057	5/8/15		25,000,000	24,999,850

Federal Home Loan Mortgage Corporation unsec. discount notes	0.131	7/10/15		42,800,000	42,794,992

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	6/8/15		17,500,000	17,499,125

Federal Home Loan Mortgage Corporation unsec. discount notes	0.100	5/8/15		17,500,000	17,499,895

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	6/12/15		5,000,000	4,999,725

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	5/20/15		34,500,000	34,499,448

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	5/19/15		20,000,000	19,999,700

Federal Home Loan Mortgage Corporation unsec. discount notes	0.078	5/11/15		35,955,000	35,954,712

Federal Home Loan Mortgage Corporation unsec. discount notes	0.075	8/14/15		50,000,000	49,990,500

Federal Home Loan Mortgage Corporation unsec. discount notes	0.060	5/18/15		7,100,000	7,099,901

Federal Home Loan Mortgage Corporation unsec. discount notes	0.050	5/22/15		27,000,000	26,999,514

Federal Home Loan Mortgage Corporation unsec. discount notes, Ser. RB	0.090	5/14/15		2,700,000	2,699,970

Federal Home Loan Mortgage Corporation unsec. discount notes, Ser. RB	0.080	5/12/15		6,100,000	6,099,945

Federal National Mortgage Association unsec. discount notes	0.140	6/10/15		8,786,000	8,785,543

Federal National Mortgage Association unsec. discount notes	0.110	8/26/15		32,143,000	32,136,218

Federal National Mortgage Association unsec. discount notes	0.100	7/8/15		12,500,000	12,498,588

Federal National Mortgage Association unsec. discount notes	0.086	5/18/15		19,600,000	19,599,726

Federal National Mortgage Association unsec. discount notes	0.081	5/1/15		69,931,000	69,931,000

Federal National Mortgage Association unsec. discount notes	0.067	7/15/15		37,000,000	36,995,375

Total U.S. government agency obligations (cost $598,910,093)					$598,934,145

ASSET-BACKED COMMERCIAL PAPER (12.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.140	5/4/15		$14,000,000	$13,999,799

Bedford Row Funding Corp.	0.150	7/17/15		3,100,000	3,098,778

CAFCO, LLC 144A	0.120	5/22/15		16,925,000	16,923,531

Chariot Funding, LLC 144A	0.110	6/8/15		37,500,000	37,492,606

CHARTA, LLC	0.154	5/4/15		19,250,000	19,249,724

Collateralized Commercial Paper Co., LLC	0.142	5/18/15		12,000,000	11,998,980

Collateralized Commercial Paper Co., LLC	0.120	5/15/15		6,000,000	5,999,575

Collateralized Commercial Paper II Co., LLC	0.170	6/12/15		21,950,000	21,945,097

Fairway Finance, LLC (Canada)	0.200	7/7/15		15,000,000	14,994,192

Fairway Finance, LLC (Canada)	0.200	6/4/15		12,500,000	12,497,849

Fairway Finance, LLC 144A (Canada)	0.200	8/5/15		11,000,000	10,993,065

Gotham Funding Corp. (Japan)	0.180	5/5/15		6,000,000	5,999,890

Gotham Funding Corp. (Japan)	0.160	5/8/15		29,000,000	28,999,072

Jupiter Securitization Co., LLC	0.180	7/6/15		12,000,000	11,995,422

Liberty Street Funding, LLC (Canada)	0.190	5/8/15		16,000,000	15,999,488

Liberty Street Funding, LLC (Canada)	0.180	5/14/15		7,000,000	6,999,548

Liberty Street Funding, LLC 144A (Canada)	0.190	5/11/15		10,000,000	9,999,526

Liberty Street Funding, LLC 144A (Canada)	0.180	7/23/15		4,000,000	3,997,984

Manhattan Asset Funding Co., LLC (Japan)	0.180	6/15/15		19,000,000	18,995,363

MetLife Short Term Funding, LLC	0.130	5/19/15		4,000,000	3,999,704

MetLife Short Term Funding, LLC 144A	0.170	7/20/15		34,250,000	34,235,821

Old Line Funding, LLC 144A	0.240	8/21/15		7,000,000	6,994,815

Old Line Funding, LLC 144A	0.240	8/14/15		31,000,000	30,979,736

Regency Markets No. 1, LLC 144A	0.160	5/20/15		38,000,000	37,996,411

Sheffield Receivables Corp. (United Kingdom)	0.200	5/27/15		18,000,000	17,997,705

Thunder Bay Funding, LLC 144A	0.240	8/21/15		27,225,000	27,202,269

Thunder Bay Funding, LLC 144A	0.220	6/10/15		13,000,000	12,997,261

Working Capital Management Co. (Japan)	0.170	5/4/15		19,000,000	18,999,728

Total asset-backed commercial paper (cost $463,591,609)					$463,582,939

U.S. TREASURY OBLIGATIONS (5.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.108	6/18/15		$20,500,000	$20,500,267

U.S. Treasury Notes FRN	0.109	1/31/17		42,150,000	42,162,367

U.S. Treasury Notes FRN	0.095	7/31/16		33,810,000	33,810,507

U.S. Treasury Notes FRN	0.094	4/30/16		31,600,000	31,602,879

U.S. Treasury Notes FRN	0.078	10/31/16		35,500,000	35,490,802

U.S. Treasury Notes FRN	0.070	1/31/16		24,500,000	24,498,770

Total U.S. treasury obligations (cost $188,055,873)					$188,065,592

MUNICIPAL BONDS AND NOTES (5.1%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (0.5%)

Yale University Commercial Paper	0.120	5/5/15	P-1	$19,500,000	$19,499,729

					19,499,729
Illinois (1.1%)

University of Chicago Commercial Paper	0.100	5/19/15	P-1	20,000,000	19,999,200

University of Chicago Commercial Paper, Ser. A	0.120	6/11/15	P-1	20,000,000	19,997,400

					39,996,600
Maryland (0.8%)

Johns Hopkins University Commercial Paper, Ser. C	0.120	5/20/15	P-1	15,575,000	15,574,533

Johns Hopkins University Commercial Paper, Ser. C	0.120	5/19/15	P-1	12,000,000	11,999,640

					27,574,173
Massachusetts (1.1%)

President and Fellows of Harvard College Commercial Paper	0.150	5/6/15	P-1	28,707,000	28,706,761

President and Fellows of Harvard College Commercial Paper	0.110	5/19/15	P-1	12,658,000	12,657,666

					41,364,427
North Carolina (0.6%)

Duke University Commercial Paper, Ser. B-98	0.150	7/22/15	P-1	15,000,000	14,993,948

Duke University Commercial Paper, Ser. B-98	0.130	5/18/15	P-1	7,000,000	6,999,633

					21,993,581
Texas (1.0%)

Texas A&M University Commercial Paper, Ser. B	0.160	5/20/15	A-1+	12,500,000	12,499,750

Texas A&M University Commercial Paper, Ser. B	0.130	5/20/15	P-1	10,100,000	10,099,697

University of Texas System Permanent University Fund (The) Commercial Paper, Ser. B	0.110	5/4/15	A-1+	15,000,000	14,999,850

					37,599,297

Total municipal bonds and notes (cost $188,029,158)					$188,027,807

CERTIFICATES OF DEPOSIT (4.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.150	6/8/15		$40,000,000	$40,000,996

Canadian Imperial Bank of Commerce/New York, NY	0.140	5/26/15		40,000,000	40,000,114

Rabobank Nederland NV/NY (Netherlands)	0.140	5/21/15		38,000,000	38,002,193

Royal Bank of Canada/New York, NY (Canada)	0.190	7/6/15		10,000,000	10,000,852

Royal Bank of Canada/New York, NY FRN (Canada)	0.262	7/23/15		19,000,000	18,998,898

Skandinaviska Enskilda Banken AB/New York, NY	0.220	7/2/15		18,750,000	18,752,819

Toronto-Dominion Bank/NY FRN (Canada)	0.271	11/18/15		10,000,000	9,998,820

Total certificates of deposit (cost $175,757,234)					$175,754,692

TIME DEPOSITS (2.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.110	5/1/15		$38,000,000	$38,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.070	5/1/15		24,000,000	24,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.050	5/1/15		38,000,000	38,000,000

Total time deposits (cost $100,000,000)					$100,000,000

CORPORATE BONDS AND NOTES (0.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Westpac Banking Corp. 144A company guaranty sr. notes (Australia)	1.375	7/17/15		$10,272,000	$10,288,533

Total corporate bonds and notes (cost $10,294,394)					$10,288,533

TOTAL INVESTMENTS

Total investments (cost $3,715,626,744)(b)					$3,715,641,959

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,715,175,149.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $3,715,626,744, resulting in gross unrealized appreciation and depreciation of $75,823 and $60,608, respectively, or net unrealized appreciation of $15,215.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.0%
	Canada	6.9
	Sweden	4.8
	United Kingdom	2.5
	Japan	2.5
	Australia	2.3
	Switzerland	1.9
	Cayman Islands	1.7
	France	1.4
	Netherlands	1.0
	Norway	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$463,582,939	$—
Certificates of deposit	—	175,754,692	—
Commercial paper	—	1,031,584,607	—
Corporate bonds and notes	—	10,288,533	—
Municipal bonds and notes	—	188,027,807	—
Repurchase agreements	—	959,403,644	—
Time deposits	—	100,000,000	—
U.S. government agency obligations	—	598,934,145	—
U.S. treasury obligations	—	188,065,592	—

Totals by level	$—	$3,715,641,959	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas US	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA), LLC	Goldman, Sachs & Co.	J.P. Morgan Securities, Inc.	Merrill Lynch, Pierce, Fenner and Smith, Inc.	Total

	Assets:
	Repurchase agreements	$50,000,000	$246,800,000	$37,633,644	$268,331,000	$50,000,000	$74,000,000	$50,000,000	$182,639,000	$959,403,644

	Total Assets	$50,000,000	$246,800,000	$37,633,644	$268,331,000	$50,000,000	$74,000,000	$50,000,000	$182,639,000	$959,403,644

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$50,000,000	$246,800,000	$37,633,644	$268,331,000	$50,000,000	$74,000,000	$50,000,000	$182,639,000	$959,403,644
	Total collateral received (pledged)##†	$50,000,000	$246,800,000	$37,633,644	$268,331,000	$50,000,000	$74,000,000	$50,000,000	$182,639,000
	Net amount	$—	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015